Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011

Legg Mason Target Retirement 2015
Legg Mason Target Retirement 2015
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement 2015	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2015		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.77%	5.61%	5.60%	5.61%	5.61%	[1]	5.68%	5.60%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	6.71%	7.30%	6.54%	6.80%	7.30%		6.37%	6.29%
Fees forgone and/or expenses reimbursed	[3]	(5.56%)	(5.40%)	(5.39%)	(5.40%)	(5.40%)		(5.52%)	(5.54%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2015 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,976	3,223	6,159
Class C	293	1,664	3,068	6,305
Class FI	117	1,455	2,751	5,822
Class R	143	1,527	2,861	5,993
Class R1	193	1,664	3,068	6,305
Class I	87	1,396	2,669	5,703
Class IS	77	1,372	2,634	5,649

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2015 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,976	3,223	6,159
Class C	193	1,664	3,068	6,305
Class FI	117	1,455	2,751	5,822
Class R	143	1,527	2,861	5,993
Class R1	193	1,664	3,068	6,305
Class I	87	1,396	2,669	5,703
Class IS	77	1,372	2,634	5,649

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2015. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2015, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2015. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2015	53%	42%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2030, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement

Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2030. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 24.19% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 22.76% Russell 1000 Index, 22.24% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.54% MSCI Emerging Markets Index and 1.27% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31
Best quarter (06/30/2009): 18.05 Worst quarter (03/31/2009): (10.54) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 3.65

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2015	1 year	Since inception	Inception date
Class C	12.11%	3.75%	Aug 29, 2008
Class C Return after taxes on distributions	11.53%	2.92%
Class C Return after taxes on distributions and sale of fund shares	7.87%	2.68%
Class A	7.46%	1.91%	Aug 29, 2008
Class FI	13.97%	4.54%	Aug 29, 2008
Class R	13.67%	4.27%	Aug 29, 2008
Class I	14.28%	4.84%	Aug 29, 2008
Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes)	10.94%	5.36%
Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses or taxes)	12.06%	4.68%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Legg Mason Target Retirement 2015 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.77%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.71%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.56%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,976
5 years	rr_ExpenseExampleYear05	3,223
10 years	rr_ExpenseExampleYear10	6,159
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,976
5 years	rr_ExpenseExampleNoRedemptionYear05	3,223
10 years	rr_ExpenseExampleNoRedemptionYear10	6,159
1 year	rr_AverageAnnualReturnYear01	7.46%
Since inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.61%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.30%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,664
5 years	rr_ExpenseExampleYear05	3,068
10 years	rr_ExpenseExampleYear10	6,305
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,664
5 years	rr_ExpenseExampleNoRedemptionYear05	3,068
10 years	rr_ExpenseExampleNoRedemptionYear10	6,305
Annual Return 2009	rr_AnnualReturn2009	25.96%
Annual Return 2010	rr_AnnualReturn2010	13.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.54%)
1 year	rr_AverageAnnualReturnYear01	12.11%
Since inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.53%
Since inception	rr_AverageAnnualReturnSinceInception	2.92%
Legg Mason Target Retirement 2015 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.87%
Since inception	rr_AverageAnnualReturnSinceInception	2.68%
Legg Mason Target Retirement 2015 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.60%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.54%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.39%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,455
5 years	rr_ExpenseExampleYear05	2,751
10 years	rr_ExpenseExampleYear10	5,822
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,455
5 years	rr_ExpenseExampleNoRedemptionYear05	2,751
10 years	rr_ExpenseExampleNoRedemptionYear10	5,822
1 year	rr_AverageAnnualReturnYear01	13.97%
Since inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	5.61%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.80%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,527
5 years	rr_ExpenseExampleYear05	2,861
10 years	rr_ExpenseExampleYear10	5,993
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,527
5 years	rr_ExpenseExampleNoRedemptionYear05	2,861
10 years	rr_ExpenseExampleNoRedemptionYear10	5,993
1 year	rr_AverageAnnualReturnYear01	13.67%
Since inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.61%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.30%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,664
5 years	rr_ExpenseExampleYear05	3,068
10 years	rr_ExpenseExampleYear10	6,305
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,664
5 years	rr_ExpenseExampleNoRedemptionYear05	3,068
10 years	rr_ExpenseExampleNoRedemptionYear10	6,305
Legg Mason Target Retirement 2015 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.68%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.37%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.52%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,396
5 years	rr_ExpenseExampleYear05	2,669
10 years	rr_ExpenseExampleYear10	5,703
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,396
5 years	rr_ExpenseExampleNoRedemptionYear05	2,669
10 years	rr_ExpenseExampleNoRedemptionYear10	5,703
1 year	rr_AverageAnnualReturnYear01	14.28%
Since inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.60%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.29%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.54%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,372
5 years	rr_ExpenseExampleYear05	2,634
10 years	rr_ExpenseExampleYear10	5,649
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,372
5 years	rr_ExpenseExampleNoRedemptionYear05	2,634
10 years	rr_ExpenseExampleNoRedemptionYear10	5,649
Legg Mason Target Retirement 2015
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2015
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2015. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2015, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2015. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2015	53%	42%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2030, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement

Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2030. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 24.19% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 22.76% Russell 1000 Index, 22.24% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.54% MSCI Emerging Markets Index and 1.27% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31
Best quarter (06/30/2009): 18.05 Worst quarter (03/31/2009): (10.54) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 3.65

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2015 | Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.94%
Since inception	rr_AverageAnnualReturnSinceInception	5.36%
Legg Mason Target Retirement 2015 | Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.06%
Since inception	rr_AverageAnnualReturnSinceInception	4.68%

[1]	Generally
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2020
Legg Mason Target Retirement 2020
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement 2020	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2020		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		4.94%	5.10%	4.84%	4.91%	4.91%	[1]	4.88%	4.78%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	5.88%	6.79%	5.78%	6.10%	6.60%		5.57%	5.47%
Fees forgone and/or expenses reimbursed	[3]	(4.73%)	(4.89%)	(4.63%)	(4.70%)	(4.70%)		(4.72%)	(4.72%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2020 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,826	2,947	5,664
Class C	293	1,568	2,894	6,007
Class FI	117	1,308	2,481	5,333
Class R	143	1,393	2,616	5,557
Class R1	193	1,532	2,829	5,894
Class I	87	1,240	2,381	5,176
Class IS	77	1,212	2,337	5,102

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2020 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,826	2,947	5,664
Class C	193	1,568	2,894	6,007
Class FI	117	1,308	2,481	5,333
Class R	143	1,393	2,616	5,557
Class R1	193	1,532	2,829	5,894
Class I	87	1,240	2,381	5,176
Class IS	77	1,212	2,337	5,102

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2020. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2020, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2020. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2020	59%	36%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2035, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target

Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2035. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 27.66% Russell 1000 Index, 25.97% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 15.58% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.03% MSCI Emerging Markets Index, 1.24% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 0.52% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31
Best quarter (06/30/2009): 18.30 Worst quarter (03/31/2009): (10.34) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 3.69

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2020	1 year	Since inception	Inception date
Class C	11.89%	3.09%	Aug 29, 2008
Class C Return after taxes on distributions	11.29%	2.32%
Class C Return after taxes on distributions and sale of fund shares	7.73%	2.16%
Class A	7.13%	1.24%	Aug 29, 2008
Class FI	13.66%	3.84%	Aug 29, 2008
Class R	13.38%	3.58%	Aug 29, 2008
Class I	13.99%	4.15%	Aug 29, 2008
Dow Jones Target 2020 Index (reflects no deduction for fees, expenses or taxes)	12.42%	4.97%
Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses or taxes)	12.45%	4.17%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Legg Mason Target Retirement 2020 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.94%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.88%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,826
5 years	rr_ExpenseExampleYear05	2,947
10 years	rr_ExpenseExampleYear10	5,664
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,826
5 years	rr_ExpenseExampleNoRedemptionYear05	2,947
10 years	rr_ExpenseExampleNoRedemptionYear10	5,664
1 year	rr_AverageAnnualReturnYear01	7.13%
Since inception	rr_AverageAnnualReturnSinceInception	1.24%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.10%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.79%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.89%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,568
5 years	rr_ExpenseExampleYear05	2,894
10 years	rr_ExpenseExampleYear10	6,007
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,568
5 years	rr_ExpenseExampleNoRedemptionYear05	2,894
10 years	rr_ExpenseExampleNoRedemptionYear10	6,007
Annual Return 2009	rr_AnnualReturn2009	26.57%
Annual Return 2010	rr_AnnualReturn2010	12.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.34%)
1 year	rr_AverageAnnualReturnYear01	11.89%
Since inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.29%
Since inception	rr_AverageAnnualReturnSinceInception	2.32%
Legg Mason Target Retirement 2020 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.73%
Since inception	rr_AverageAnnualReturnSinceInception	2.16%
Legg Mason Target Retirement 2020 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.84%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.78%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.63%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,308
5 years	rr_ExpenseExampleYear05	2,481
10 years	rr_ExpenseExampleYear10	5,333
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,308
5 years	rr_ExpenseExampleNoRedemptionYear05	2,481
10 years	rr_ExpenseExampleNoRedemptionYear10	5,333
1 year	rr_AverageAnnualReturnYear01	13.66%
Since inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	4.91%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.10%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.70%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,393
5 years	rr_ExpenseExampleYear05	2,616
10 years	rr_ExpenseExampleYear10	5,557
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,393
5 years	rr_ExpenseExampleNoRedemptionYear05	2,616
10 years	rr_ExpenseExampleNoRedemptionYear10	5,557
1 year	rr_AverageAnnualReturnYear01	13.38%
Since inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.91%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.60%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.70%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,532
5 years	rr_ExpenseExampleYear05	2,829
10 years	rr_ExpenseExampleYear10	5,894
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,532
5 years	rr_ExpenseExampleNoRedemptionYear05	2,829
10 years	rr_ExpenseExampleNoRedemptionYear10	5,894
Legg Mason Target Retirement 2020 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.88%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.57%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,240
5 years	rr_ExpenseExampleYear05	2,381
10 years	rr_ExpenseExampleYear10	5,176
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,240
5 years	rr_ExpenseExampleNoRedemptionYear05	2,381
10 years	rr_ExpenseExampleNoRedemptionYear10	5,176
1 year	rr_AverageAnnualReturnYear01	13.99%
Since inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.78%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.47%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,212
5 years	rr_ExpenseExampleYear05	2,337
10 years	rr_ExpenseExampleYear10	5,102
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,212
5 years	rr_ExpenseExampleNoRedemptionYear05	2,337
10 years	rr_ExpenseExampleNoRedemptionYear10	5,102
Legg Mason Target Retirement 2020
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2020
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2020. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2020, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2020. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2020	59%	36%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2035, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target

Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2035. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 27.66% Russell 1000 Index, 25.97% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 15.58% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.03% MSCI Emerging Markets Index, 1.24% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 0.52% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31
Best quarter (06/30/2009): 18.30 Worst quarter (03/31/2009): (10.34) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 3.69

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2020 | Dow Jones Target 2020 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.42%
Since inception	rr_AverageAnnualReturnSinceInception	4.97%
Legg Mason Target Retirement 2020 | Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.45%
Since inception	rr_AverageAnnualReturnSinceInception	4.17%

[1]	Generally
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2025
Legg Mason Target Retirement 2025
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement 2025	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2025		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		4.45%	4.57%	4.31%	4.32%	4.32%	[1]	4.35%	4.27%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.60%	0.60%	0.60%	0.60%	0.60%		0.60%	0.60%
Total annual fund operating expenses	[2]	5.40%	6.27%	5.26%	5.52%	6.02%		5.05%	4.97%
Fees forgone and/or expenses reimbursed	[3]	(4.25%)	(4.37%)	(4.11%)	(4.12%)	(4.12%)		(4.20%)	(4.22%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2025 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,737	2,781	5,356
Class C	293	1,469	2,713	5,688
Class FI	117	1,207	2,291	4,976
Class R	143	1,280	2,406	5,171
Class R1	193	1,421	2,625	5,530
Class I	87	1,139	2,189	4,811
Class IS	77	1,113	2,151	4,746

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2025 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,737	2,781	5,356
Class C	193	1,469	2,713	5,688
Class FI	117	1,207	2,291	4,976
Class R	143	1,280	2,406	5,171
Class R1	193	1,421	2,625	5,530
Class I	87	1,139	2,189	4,811
Class IS	77	1,113	2,151	4,746

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2025. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2025, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2025. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2025	64%	31%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2040, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target

Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2040. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 33.12% Russell 1000 Index, 26.95% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 10.53% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 12.52% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 3.05% MSCI Emerging Markets Index, 3.08% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 0.75% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31
Best quarter (06/30/2009): 18.49 Worst quarter (03/31/2009): (10.91) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.01

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2025	1 year	Since inception	Inception date
Class C	12.30%	2.33%	Aug 29, 2008
Class C Return after taxes on distributions	11.73%	1.62%
Class C Return after taxes on distributions and sale of fund shares	8.00%	1.54%
Class A	7.57%	0.51%	Aug 29, 2008
Class FI	14.15%	3.10%	Aug 29, 2008
Class R	13.86%	2.83%	Aug 29, 2008
Class I	14.48%	3.36%	Aug 29, 2008
Dow Jones Target 2025 Index (reflects no deduction for fees, expenses or taxes)	14.12%	4.84%
Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes)	12.97%	3.77%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Legg Mason Target Retirement 2025 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.45%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.40%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.25%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,737
5 years	rr_ExpenseExampleYear05	2,781
10 years	rr_ExpenseExampleYear10	5,356
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,737
5 years	rr_ExpenseExampleNoRedemptionYear05	2,781
10 years	rr_ExpenseExampleNoRedemptionYear10	5,356
1 year	rr_AverageAnnualReturnYear01	7.57%
Since inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.57%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.27%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.37%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,469
5 years	rr_ExpenseExampleYear05	2,713
10 years	rr_ExpenseExampleYear10	5,688
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,469
5 years	rr_ExpenseExampleNoRedemptionYear05	2,713
10 years	rr_ExpenseExampleNoRedemptionYear10	5,688
Annual Return 2009	rr_AnnualReturn2009	26.36%
Annual Return 2010	rr_AnnualReturn2010	13.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.91%)
1 year	rr_AverageAnnualReturnYear01	12.30%
Since inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.73%
Since inception	rr_AverageAnnualReturnSinceInception	1.62%
Legg Mason Target Retirement 2025 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.00%
Since inception	rr_AverageAnnualReturnSinceInception	1.54%
Legg Mason Target Retirement 2025 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.31%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.26%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,207
5 years	rr_ExpenseExampleYear05	2,291
10 years	rr_ExpenseExampleYear10	4,976
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,207
5 years	rr_ExpenseExampleNoRedemptionYear05	2,291
10 years	rr_ExpenseExampleNoRedemptionYear10	4,976
1 year	rr_AverageAnnualReturnYear01	14.15%
Since inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	4.32%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.52%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.12%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,280
5 years	rr_ExpenseExampleYear05	2,406
10 years	rr_ExpenseExampleYear10	5,171
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,280
5 years	rr_ExpenseExampleNoRedemptionYear05	2,406
10 years	rr_ExpenseExampleNoRedemptionYear10	5,171
1 year	rr_AverageAnnualReturnYear01	13.86%
Since inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.32%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.02%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.12%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,421
5 years	rr_ExpenseExampleYear05	2,625
10 years	rr_ExpenseExampleYear10	5,530
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,421
5 years	rr_ExpenseExampleNoRedemptionYear05	2,625
10 years	rr_ExpenseExampleNoRedemptionYear10	5,530
Legg Mason Target Retirement 2025 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.35%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.05%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.20%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,139
5 years	rr_ExpenseExampleYear05	2,189
10 years	rr_ExpenseExampleYear10	4,811
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,139
5 years	rr_ExpenseExampleNoRedemptionYear05	2,189
10 years	rr_ExpenseExampleNoRedemptionYear10	4,811
1 year	rr_AverageAnnualReturnYear01	14.48%
Since inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.27%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.97%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.22%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,113
5 years	rr_ExpenseExampleYear05	2,151
10 years	rr_ExpenseExampleYear10	4,746
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,113
5 years	rr_ExpenseExampleNoRedemptionYear05	2,151
10 years	rr_ExpenseExampleNoRedemptionYear10	4,746
Legg Mason Target Retirement 2025
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2025
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2025. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2025, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2025. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2025	64%	31%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2040, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target

Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2040. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 33.12% Russell 1000 Index, 26.95% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 10.53% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 12.52% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 3.05% MSCI Emerging Markets Index, 3.08% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 0.75% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31
Best quarter (06/30/2009): 18.49 Worst quarter (03/31/2009): (10.91) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.01

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2025 | Dow Jones Target 2025 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.12%
Since inception	rr_AverageAnnualReturnSinceInception	4.84%
Legg Mason Target Retirement 2025 | Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.97%
Since inception	rr_AverageAnnualReturnSinceInception	3.77%

[1]	Generally
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2030
Legg Mason Target Retirement 2030
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement 2030	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2030		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.38%	5.66%	5.32%	5.33%	5.33%	[1]	5.34%	5.24%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	6.32%	7.35%	6.26%	6.52%	7.02%		6.03%	5.93%
Fees forgone and/or expenses reimbursed	[3]	(5.17%)	(5.45%)	(5.11%)	(5.12%)	(5.12%)		(5.18%)	(5.18%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2030 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	293	1,673	3,084	6,332
Class FI	117	1,401	2,653	5,647
Class R	143	1,473	2,763	5,821
Class R1	193	1,611	2,973	6,144
Class I	87	1,330	2,548	5,483
Class IS	77	1,302	2,504	5,413

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2030 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	193	1,673	3,084	6,332
Class FI	117	1,401	2,653	5,647
Class R	143	1,473	2,763	5,821
Class R1	193	1,611	2,973	6,144
Class I	87	1,330	2,548	5,483
Class IS	77	1,302	2,504	5,413

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2030. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2030, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2030. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2030	72%	23%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

 The fund's asset mix will gradually become more conservative until approximately 2045, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2045. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 41.43% Russell 1000 Index, 28.08% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 6.77% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5.00% Russell 2000 Index, 4.97% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 1.92% MSCI Emerging Markets Index and 1.83% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

  Calendar Years ended December 31
Best quarter (06/30/2009): 18.46 Worst quarter (03/31/2009): (11.63) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.10

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2030	1 year	Since inception	Inception date
Class C	12.29%	1.04%	Aug 29, 2008
Class C Return after taxes on distributions	11.87%	0.44%
Class C Return after taxes on distributions and sale of fund shares	7.99%	0.51%
Class A	7.59%	(0.76%)	Aug 29, 2008
Class FI	14.14%	1.80%	Aug 29, 2008
Class R	13.85%	1.54%	Aug 29, 2008
Class I	14.46%	2.10%	Aug 29, 2008
Dow Jones Target 2030 Index (reflects no deduction for fees, expenses or taxes)	15.67%	4.73%
Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes)	13.90%	3.24%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Legg Mason Target Retirement 2030 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.38%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.32%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,906
5 years	rr_ExpenseExampleYear05	3,094
10 years	rr_ExpenseExampleYear10	5,932
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,906
5 years	rr_ExpenseExampleNoRedemptionYear05	3,094
10 years	rr_ExpenseExampleNoRedemptionYear10	5,932
1 year	rr_AverageAnnualReturnYear01	7.59%
Since inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.66%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.35%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.45%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,673
5 years	rr_ExpenseExampleYear05	3,084
10 years	rr_ExpenseExampleYear10	6,332
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,673
5 years	rr_ExpenseExampleNoRedemptionYear05	3,084
10 years	rr_ExpenseExampleNoRedemptionYear10	6,332
Annual Return 2009	rr_AnnualReturn2009	26.60%
Annual Return 2010	rr_AnnualReturn2010	13.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.63%)
1 year	rr_AverageAnnualReturnYear01	12.29%
Since inception	rr_AverageAnnualReturnSinceInception	1.04%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.87%
Since inception	rr_AverageAnnualReturnSinceInception	0.44%
Legg Mason Target Retirement 2030 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.99%
Since inception	rr_AverageAnnualReturnSinceInception	0.51%
Legg Mason Target Retirement 2030 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.32%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.26%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.11%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,401
5 years	rr_ExpenseExampleYear05	2,653
10 years	rr_ExpenseExampleYear10	5,647
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,401
5 years	rr_ExpenseExampleNoRedemptionYear05	2,653
10 years	rr_ExpenseExampleNoRedemptionYear10	5,647
1 year	rr_AverageAnnualReturnYear01	14.14%
Since inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	5.33%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.52%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.12%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,473
5 years	rr_ExpenseExampleYear05	2,763
10 years	rr_ExpenseExampleYear10	5,821
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,473
5 years	rr_ExpenseExampleNoRedemptionYear05	2,763
10 years	rr_ExpenseExampleNoRedemptionYear10	5,821
1 year	rr_AverageAnnualReturnYear01	13.85%
Since inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.33%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.02%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.12%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,611
5 years	rr_ExpenseExampleYear05	2,973
10 years	rr_ExpenseExampleYear10	6,144
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,611
5 years	rr_ExpenseExampleNoRedemptionYear05	2,973
10 years	rr_ExpenseExampleNoRedemptionYear10	6,144
Legg Mason Target Retirement 2030 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.34%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.03%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.18%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,330
5 years	rr_ExpenseExampleYear05	2,548
10 years	rr_ExpenseExampleYear10	5,483
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,330
5 years	rr_ExpenseExampleNoRedemptionYear05	2,548
10 years	rr_ExpenseExampleNoRedemptionYear10	5,483
1 year	rr_AverageAnnualReturnYear01	14.46%
Since inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.24%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.93%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.18%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,302
5 years	rr_ExpenseExampleYear05	2,504
10 years	rr_ExpenseExampleYear10	5,413
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,302
5 years	rr_ExpenseExampleNoRedemptionYear05	2,504
10 years	rr_ExpenseExampleNoRedemptionYear10	5,413
Legg Mason Target Retirement 2030
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2030
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2030. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2030, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2030. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2030	72%	23%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

 The fund's asset mix will gradually become more conservative until approximately 2045, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2045. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 41.43% Russell 1000 Index, 28.08% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 6.77% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5.00% Russell 2000 Index, 4.97% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 1.92% MSCI Emerging Markets Index and 1.83% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31
Best quarter (06/30/2009): 18.46 Worst quarter (03/31/2009): (11.63) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.10

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2030 | Dow Jones Target 2030 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.67%
Since inception	rr_AverageAnnualReturnSinceInception	4.73%
Legg Mason Target Retirement 2030 | Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.90%
Since inception	rr_AverageAnnualReturnSinceInception	3.24%

[1]	Generally
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2035
Legg Mason Target Retirement 2035
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement 2035	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2035		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.08%	5.23%	4.95%	4.94%	4.94%	[1]	4.92%	4.80%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.58%	0.58%	0.58%	0.58%	0.58%		0.58%	0.58%
Total annual fund operating expenses	[2]	6.01%	6.91%	5.88%	6.12%	6.62%		5.60%	5.48%
Fees forgone and/or expenses reimbursed	[3]	(4.86%)	(5.01%)	(4.73%)	(4.72%)	(4.72%)		(4.75%)	(4.73%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2035 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,849	2,991	5,745
Class C	293	1,591	2,936	6,081
Class FI	117	1,328	2,517	5,400
Class R	143	1,396	2,622	5,569
Class R1	193	1,536	2,836	5,906
Class I	87	1,246	2,392	5,197
Class IS	77	1,214	2,340	5,108

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2035 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,849	2,991	5,745
Class C	193	1,591	2,936	6,081
Class FI	117	1,328	2,517	5,400
Class R	143	1,396	2,622	5,569
Class R1	193	1,536	2,836	5,906
Class I	87	1,246	2,392	5,197
Class IS	77	1,214	2,340	5,108

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2035. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2035, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2035. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2035	81%	14%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2050, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2050. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 52.00% Russell 1000 Index, 28.27% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5.00% Russell 2000 Index, 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities) and 1.73% MSCI Emerging Markets Index. Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009):19.44 Worst quarter (03/31/2009): (12.61) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.53
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2035	1 year	Since inception	Inception date
Class C	12.55%	(0.10%)	Aug 29, 2008
Class C Return after taxes on distributions	12.28%	(0.54%)
Class C Return after taxes on distributions and sale of fund shares	8.16%	(0.36%)
Class A	7.80%	(1.89%)	Aug 29, 2008
Class FI	14.39%	0.64%	Aug 29, 2008
Class R	14.11%	0.39%	Aug 29, 2008
Class I	14.70%	0.93%	Aug 29, 2008
Dow Jones Target 2035 Index (reflects no deduction for fees, expenses or taxes)	16.89%	4.67%
Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes)	14.71%	2.38%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Legg Mason Target Retirement 2035 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.01%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.86%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,849
5 years	rr_ExpenseExampleYear05	2,991
10 years	rr_ExpenseExampleYear10	5,745
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,849
5 years	rr_ExpenseExampleNoRedemptionYear05	2,991
10 years	rr_ExpenseExampleNoRedemptionYear10	5,745
1 year	rr_AverageAnnualReturnYear01	7.80%
Since inception	rr_AverageAnnualReturnSinceInception	(1.89%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.23%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.91%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.01%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,591
5 years	rr_ExpenseExampleYear05	2,936
10 years	rr_ExpenseExampleYear10	6,081
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,591
5 years	rr_ExpenseExampleNoRedemptionYear05	2,936
10 years	rr_ExpenseExampleNoRedemptionYear10	6,081
Annual Return 2009	rr_AnnualReturn2009	26.94%
Annual Return 2010	rr_AnnualReturn2010	13.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.61%)
1 year	rr_AverageAnnualReturnYear01	12.55%
Since inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.28%
Since inception	rr_AverageAnnualReturnSinceInception	(0.54%)
Legg Mason Target Retirement 2035 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.16%
Since inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Legg Mason Target Retirement 2035 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.95%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.88%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,328
5 years	rr_ExpenseExampleYear05	2,517
10 years	rr_ExpenseExampleYear10	5,400
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,328
5 years	rr_ExpenseExampleNoRedemptionYear05	2,517
10 years	rr_ExpenseExampleNoRedemptionYear10	5,400
1 year	rr_AverageAnnualReturnYear01	14.39%
Since inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	4.94%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.12%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,396
5 years	rr_ExpenseExampleYear05	2,622
10 years	rr_ExpenseExampleYear10	5,569
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,396
5 years	rr_ExpenseExampleNoRedemptionYear05	2,622
10 years	rr_ExpenseExampleNoRedemptionYear10	5,569
1 year	rr_AverageAnnualReturnYear01	14.11%
Since inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.94%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.62%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,536
5 years	rr_ExpenseExampleYear05	2,836
10 years	rr_ExpenseExampleYear10	5,906
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,536
5 years	rr_ExpenseExampleNoRedemptionYear05	2,836
10 years	rr_ExpenseExampleNoRedemptionYear10	5,906
Legg Mason Target Retirement 2035 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.92%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.60%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.75%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,246
5 years	rr_ExpenseExampleYear05	2,392
10 years	rr_ExpenseExampleYear10	5,197
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,246
5 years	rr_ExpenseExampleNoRedemptionYear05	2,392
10 years	rr_ExpenseExampleNoRedemptionYear10	5,197
1 year	rr_AverageAnnualReturnYear01	14.70%
Since inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.80%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.48%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,214
5 years	rr_ExpenseExampleYear05	2,340
10 years	rr_ExpenseExampleYear10	5,108
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,214
5 years	rr_ExpenseExampleNoRedemptionYear05	2,340
10 years	rr_ExpenseExampleNoRedemptionYear10	5,108
Legg Mason Target Retirement 2035
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2035
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2035. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2035, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2035. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2035	81%	14%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2050, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2050. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 52.00% Russell 1000 Index, 28.27% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5.00% Russell 2000 Index, 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities) and 1.73% MSCI Emerging Markets Index. Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009):19.44 Worst quarter (03/31/2009): (12.61) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.53
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2035 | Dow Jones Target 2035 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.89%
Since inception	rr_AverageAnnualReturnSinceInception	4.67%
Legg Mason Target Retirement 2035 | Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.71%
Since inception	rr_AverageAnnualReturnSinceInception	2.38%

[1]	Generally
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2040
Legg Mason Target Retirement 2040
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement 2040	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2040		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.38%	5.82%	5.52%	5.56%	5.56%	[1]	5.60%	5.46%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	6.32%	7.51%	6.46%	6.75%	7.25%		6.29%	6.15%
Fees forgone and/or expenses reimbursed	[3]	(5.17%)	(5.61%)	(5.31%)	(5.35%)	(5.35%)		(5.44%)	(5.40%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2040 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	293	1,703	3,138	6,422
Class FI	117	1,439	2,723	5,773
Class R	143	1,517	2,843	5,963
Class R1	193	1,654	3,050	6,276
Class I	87	1,380	2,640	5,651
Class IS	77	1,344	2,583	5,558

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2040 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	193	1,703	3,138	6,422
Class FI	117	1,439	2,723	5,773
Class R	143	1,517	2,843	5,963
Class R1	193	1,654	3,050	6,276
Class I	87	1,380	2,640	5,651
Class IS	77	1,344	2,583	5,558

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2040. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2040, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2040. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2040	87%	8%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2055, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2055. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31
Best quarter (06/30/2009): 19.66 Worst quarter (03/31/2009): (12.29) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.56

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2040	1 year	Since inception	Inception date
Class C	12.78%	0.18%	Aug 29, 2008
Class C Return after taxes on distributions	12.60%	(0.18%)
Class C Return after taxes on distributions and sale of fund shares	8.31%	(0.07%)
Class A	8.07%	(1.61%)	Aug 29, 2008
Class FI	14.61%	0.92%	Aug 29, 2008
Class R	14.33%	0.67%	Aug 29, 2008
Class I	14.92%	1.21%	Aug 29, 2008
Dow Jones Target 2040 Index (reflects no deduction for fees, expenses or taxes)	17.67%	4.71%
Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes)	15.32%	2.62%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Legg Mason Target Retirement 2040 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.38%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.32%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,906
5 years	rr_ExpenseExampleYear05	3,094
10 years	rr_ExpenseExampleYear10	5,932
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,906
5 years	rr_ExpenseExampleNoRedemptionYear05	3,094
10 years	rr_ExpenseExampleNoRedemptionYear10	5,932
1 year	rr_AverageAnnualReturnYear01	8.07%
Since inception	rr_AverageAnnualReturnSinceInception	(1.61%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.82%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.51%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.61%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,703
5 years	rr_ExpenseExampleYear05	3,138
10 years	rr_ExpenseExampleYear10	6,422
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,703
5 years	rr_ExpenseExampleNoRedemptionYear05	3,138
10 years	rr_ExpenseExampleNoRedemptionYear10	6,422
Annual Return 2009	rr_AnnualReturn2009	28.44%
Annual Return 2010	rr_AnnualReturn2010	13.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.29%)
1 year	rr_AverageAnnualReturnYear01	12.78%
Since inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.60%
Since inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Legg Mason Target Retirement 2040 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.31%
Since inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Legg Mason Target Retirement 2040 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.52%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.46%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.31%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,439
5 years	rr_ExpenseExampleYear05	2,723
10 years	rr_ExpenseExampleYear10	5,773
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,439
5 years	rr_ExpenseExampleNoRedemptionYear05	2,723
10 years	rr_ExpenseExampleNoRedemptionYear10	5,773
1 year	rr_AverageAnnualReturnYear01	14.61%
Since inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	5.56%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.75%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.35%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,517
5 years	rr_ExpenseExampleYear05	2,843
10 years	rr_ExpenseExampleYear10	5,963
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,517
5 years	rr_ExpenseExampleNoRedemptionYear05	2,843
10 years	rr_ExpenseExampleNoRedemptionYear10	5,963
1 year	rr_AverageAnnualReturnYear01	14.33%
Since inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.56%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.25%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.35%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,654
5 years	rr_ExpenseExampleYear05	3,050
10 years	rr_ExpenseExampleYear10	6,276
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,654
5 years	rr_ExpenseExampleNoRedemptionYear05	3,050
10 years	rr_ExpenseExampleNoRedemptionYear10	6,276
Legg Mason Target Retirement 2040 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.60%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.29%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.44%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,380
5 years	rr_ExpenseExampleYear05	2,640
10 years	rr_ExpenseExampleYear10	5,651
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,380
5 years	rr_ExpenseExampleNoRedemptionYear05	2,640
10 years	rr_ExpenseExampleNoRedemptionYear10	5,651
1 year	rr_AverageAnnualReturnYear01	14.92%
Since inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.46%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.15%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,344
5 years	rr_ExpenseExampleYear05	2,583
10 years	rr_ExpenseExampleYear10	5,558
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,344
5 years	rr_ExpenseExampleNoRedemptionYear05	2,583
10 years	rr_ExpenseExampleNoRedemptionYear10	5,558
Legg Mason Target Retirement 2040
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2040
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2040. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2040, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2040. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2040	87%	8%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2055, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2055. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31
Best quarter (06/30/2009): 19.66 Worst quarter (03/31/2009): (12.29) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.56

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2040 | Dow Jones Target 2040 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.67%
Since inception	rr_AverageAnnualReturnSinceInception	4.71%
Legg Mason Target Retirement 2040 | Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.32%
Since inception	rr_AverageAnnualReturnSinceInception	2.62%

[1]	Generally
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2045
Legg Mason Target Retirement 2045
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement 2045	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2045		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		7.08%	7.41%	6.85%	6.87%	6.87%	[1]	6.94%	6.81%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	8.02%	9.10%	7.79%	8.06%	8.56%		7.63%	7.50%
Fees forgone and/or expenses reimbursed	[3]	(6.87%)	(7.20%)	(6.64%)	(6.66%)	(6.66%)		(6.78%)	(6.75%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2045 (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,208	3,640	6,859
Class C	293	1,993	3,649	7,229
Class FI	117	1,690	3,177	6,544
Class R	143	1,762	3,284	6,698
Class R1	193	1,896	3,480	6,972
Class I	87	1,635	3,103	6,447
Class IS	77	1,602	3,052	6,371

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2045 (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,208	3,640	6,859
Class C	193	1,993	3,649	7,229
Class FI	117	1,690	3,177	6,544
Class R	143	1,762	3,284	6,698
Class R1	193	1,896	3,480	6,972
Class I	87	1,635	3,103	6,447
Class IS	77	1,602	3,052	6,371

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2045. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2045, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2045. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2045	89%	6%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2060, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2060. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 19.62 Worst quarter (03/31/2009): (12.29) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.57
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2045	1 year	Since inception	Inception date
Class C	12.73%	0.19%	Aug 29, 2008
Class C Return after taxes on distributions	12.54%	(0.18%)
Class C Return after taxes on distributions and sale of fund shares	8.28%	(0.07%)
Class A	8.03%	(1.64%)	Aug 29, 2008
Class FI	14.59%	0.89%	Aug 29, 2008
Class R	14.30%	0.64%	Aug 29, 2008
Class I	14.90%	1.18%	Aug 29, 2008
Dow Jones Target 2045 Index (reflects no deduction for fees, expenses or taxes)	17.95%	4.82%
Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes)	15.32%	2.62%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Legg Mason Target Retirement 2045 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	7.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.02%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.87%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	2,208
5 years	rr_ExpenseExampleYear05	3,640
10 years	rr_ExpenseExampleYear10	6,859
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	2,208
5 years	rr_ExpenseExampleNoRedemptionYear05	3,640
10 years	rr_ExpenseExampleNoRedemptionYear10	6,859
1 year	rr_AverageAnnualReturnYear01	8.03%
Since inception	rr_AverageAnnualReturnSinceInception	(1.64%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	7.41%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.10%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(7.20%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,993
5 years	rr_ExpenseExampleYear05	3,649
10 years	rr_ExpenseExampleYear10	7,229
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,993
5 years	rr_ExpenseExampleNoRedemptionYear05	3,649
10 years	rr_ExpenseExampleNoRedemptionYear10	7,229
Annual Return 2009	rr_AnnualReturn2009	28.43%
Annual Return 2010	rr_AnnualReturn2010	13.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.29%)
1 year	rr_AverageAnnualReturnYear01	12.73%
Since inception	rr_AverageAnnualReturnSinceInception	0.19%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.54%
Since inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Legg Mason Target Retirement 2045 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.28%
Since inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Legg Mason Target Retirement 2045 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	6.85%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.79%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.64%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,690
5 years	rr_ExpenseExampleYear05	3,177
10 years	rr_ExpenseExampleYear10	6,544
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,690
5 years	rr_ExpenseExampleNoRedemptionYear05	3,177
10 years	rr_ExpenseExampleNoRedemptionYear10	6,544
1 year	rr_AverageAnnualReturnYear01	14.59%
Since inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	6.87%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.06%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.66%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,762
5 years	rr_ExpenseExampleYear05	3,284
10 years	rr_ExpenseExampleYear10	6,698
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,762
5 years	rr_ExpenseExampleNoRedemptionYear05	3,284
10 years	rr_ExpenseExampleNoRedemptionYear10	6,698
1 year	rr_AverageAnnualReturnYear01	14.30%
Since inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	6.87%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.56%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.66%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,896
5 years	rr_ExpenseExampleYear05	3,480
10 years	rr_ExpenseExampleYear10	6,972
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,896
5 years	rr_ExpenseExampleNoRedemptionYear05	3,480
10 years	rr_ExpenseExampleNoRedemptionYear10	6,972
Legg Mason Target Retirement 2045 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.94%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.63%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.78%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,635
5 years	rr_ExpenseExampleYear05	3,103
10 years	rr_ExpenseExampleYear10	6,447
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,635
5 years	rr_ExpenseExampleNoRedemptionYear05	3,103
10 years	rr_ExpenseExampleNoRedemptionYear10	6,447
1 year	rr_AverageAnnualReturnYear01	14.90%
Since inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.81%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.50%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.75%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,602
5 years	rr_ExpenseExampleYear05	3,052
10 years	rr_ExpenseExampleYear10	6,371
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,602
5 years	rr_ExpenseExampleNoRedemptionYear05	3,052
10 years	rr_ExpenseExampleNoRedemptionYear10	6,371
Legg Mason Target Retirement 2045
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2045
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2045. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2045, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2045. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2045	89%	6%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2060, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2060. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 19.62 Worst quarter (03/31/2009): (12.29) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.57
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2045 | Dow Jones Target 2045 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	4.82%
Legg Mason Target Retirement 2045 | Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.32%
Since inception	rr_AverageAnnualReturnSinceInception	2.62%

[1]	Generally
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2050
Legg Mason Target Retirement 2050
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement 2050	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2050		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		8.17%	9.00%	8.45%	8.47%	8.47%	[1]	8.60%	8.47%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	9.11%	10.69%	9.39%	9.66%	10.16%		9.29%	9.16%
Fees forgone and/or expenses reimbursed	[3]	(7.96%)	(8.79%)	(8.24%)	(8.26%)	(8.26%)		(8.44%)	(8.41%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2050 (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,395	3,968	7,368
Class C	293	2,274	4,124	7,904
Class FI	117	1,983	3,689	7,340
Class R	143	2,052	3,787	7,466
Class R1	193	2,181	3,970	7,694
Class I	87	1,940	3,637	7,283
Class IS	77	1,908	3,590	7,220

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2050 (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,395	3,968	7,368
Class C	193	2,274	4,124	7,904
Class FI	117	1,983	3,689	7,340
Class R	143	2,052	3,787	7,466
Class R1	193	2,181	3,970	7,694
Class I	87	1,940	3,637	7,283
Class IS	77	1,908	3,590	7,220

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2050. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2050, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2050. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2050	89%	6%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2065, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2065. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

  Calendar Years ended December 31
Best quarter (06/30/2009): 19.73 Worst quarter (03/31/2009): (12.40) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.74

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2050	1 year	Since inception	Inception date
Class C	12.80%	0.21%	Aug 29, 2008
Class C Return after taxes on distributions	12.65%	(0.14%)
Class C Return after taxes on distributions and sale of fund shares	8.32%	(0.04%)
Class A	8.11%	(1.60%)	Aug 29, 2008
Class FI	14.66%	0.92%	Aug 29, 2008
Class R	14.48%	0.71%	Aug 29, 2008
Class I	15.06%	1.25%	Aug 29, 2008
Dow Jones Target 2050 Index (reflects no deduction for fees, expenses or taxes)	17.95%	4.82%
Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes)	15.32%	2.62%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Legg Mason Target Retirement 2050 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	8.17%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.11%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(7.96%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	2,395
5 years	rr_ExpenseExampleYear05	3,968
10 years	rr_ExpenseExampleYear10	7,368
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	2,395
5 years	rr_ExpenseExampleNoRedemptionYear05	3,968
10 years	rr_ExpenseExampleNoRedemptionYear10	7,368
1 year	rr_AverageAnnualReturnYear01	8.11%
Since inception	rr_AverageAnnualReturnSinceInception	(1.60%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	9.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	10.69%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.79%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	2,274
5 years	rr_ExpenseExampleYear05	4,124
10 years	rr_ExpenseExampleYear10	7,904
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	2,274
5 years	rr_ExpenseExampleNoRedemptionYear05	4,124
10 years	rr_ExpenseExampleNoRedemptionYear10	7,904
Annual Return 2009	rr_AnnualReturn2009	28.48%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.40%)
1 year	rr_AverageAnnualReturnYear01	12.80%
Since inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.65%
Since inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Legg Mason Target Retirement 2050 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.32%
Since inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Legg Mason Target Retirement 2050 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	8.45%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.39%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.24%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,983
5 years	rr_ExpenseExampleYear05	3,689
10 years	rr_ExpenseExampleYear10	7,340
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,983
5 years	rr_ExpenseExampleNoRedemptionYear05	3,689
10 years	rr_ExpenseExampleNoRedemptionYear10	7,340
1 year	rr_AverageAnnualReturnYear01	14.66%
Since inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	8.47%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.66%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.26%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	2,052
5 years	rr_ExpenseExampleYear05	3,787
10 years	rr_ExpenseExampleYear10	7,466
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	2,052
5 years	rr_ExpenseExampleNoRedemptionYear05	3,787
10 years	rr_ExpenseExampleNoRedemptionYear10	7,466
1 year	rr_AverageAnnualReturnYear01	14.48%
Since inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	8.60%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.29%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.44%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,940
5 years	rr_ExpenseExampleYear05	3,637
10 years	rr_ExpenseExampleYear10	7,283
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,940
5 years	rr_ExpenseExampleNoRedemptionYear05	3,637
10 years	rr_ExpenseExampleNoRedemptionYear10	7,283
1 year	rr_AverageAnnualReturnYear01	15.06%
Since inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	8.47%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.16%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.41%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,908
5 years	rr_ExpenseExampleYear05	3,590
10 years	rr_ExpenseExampleYear10	7,220
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,908
5 years	rr_ExpenseExampleNoRedemptionYear05	3,590
10 years	rr_ExpenseExampleNoRedemptionYear10	7,220
Legg Mason Target Retirement 2050 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	8.47%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	10.16%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.26%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	2,181
5 years	rr_ExpenseExampleYear05	3,970
10 years	rr_ExpenseExampleYear10	7,694
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	2,181
5 years	rr_ExpenseExampleNoRedemptionYear05	3,970
10 years	rr_ExpenseExampleNoRedemptionYear10	7,694
Legg Mason Target Retirement 2050
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2050
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2050. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2050, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2050. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2050	89%	6%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2065, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2065. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31
Best quarter (06/30/2009): 19.73 Worst quarter (03/31/2009): (12.40) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.74

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2050 | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	4.82%
Legg Mason Target Retirement 2050 | Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.32%
Since inception	rr_AverageAnnualReturnSinceInception	2.62%

[1]	Generally
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement Fund
Legg Mason Target Retirement Fund
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement Fund	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally,

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement Fund		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		6.80%	7.19%	6.88%	6.87%	6.87%	[1]	6.88%	6.77%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.56%	0.56%	0.56%	0.56%	0.56%		0.56%	0.56%
Total annual fund operating expenses	[2]	7.71%	8.85%	7.79%	8.03%	8.53%		7.54%	7.43%
Fees forgone and/or expenses reimbursed	[3]	(6.56%)	(6.95%)	(6.64%)	(6.63%)	(6.63%)		(6.69%)	(6.68%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,153	3,544	6,703
Class C	293	1,948	3,570	7,111
Class FI	117	1,690	3,177	6,544
Class R	143	1,756	3,273	6,682
Class R1	193	1,890	3,470	6,956
Class I	87	1,618	3,072	6,396
Class IS	77	1,589	3,028	6,330

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,153	3,544	6,703
Class C	193	1,948	3,570	7,111
Class FI	117	1,690	3,177	6,544
Class R	143	1,756	3,273	6,682
Class R1	193	1,890	3,470	6,956
Class I	87	1,618	3,072	6,396
Class IS	77	1,589	3,028	6,330

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles.

The fund maintains a static Target Allocation. The following table details the Target Allocation of the fund among broad asset classes.

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement Fund	30%	65%	5%

The fund pursues its investment strategy by investing in a diversified portfolio of underlying funds that invest in the specific asset classes listed below:

Asset Class	Target Allocation
Global Fixed Income	15%
U.S. Core Fixed Income	42%
High Yield Fixed Income	8%
Emerging Market Fixed Income	0%
Real Estate	5%
Emerging Market Equity	3%
International Equity	14%
U.S. Equity	13%

The Target Allocation is a "neutral" allocation, which does not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") Index, the Barclays Capital U.S. Aggregate Index and a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 42.18% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 13.91% MSCI EAFE Index, 8.30% Russell 1000 Index, 7.39% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index and 3.22% MSCI Emerging Markets Index.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 16.89 Worst quarter (03/31/2009): (8.05) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 3.16
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement Fund	1 year	Since inception	Inception date
Class C	12.28%	7.05%	Aug 29, 2008
Class C Return after taxes on distributions	11.36%	5.79%
Class C Return after taxes on distributions and sale of fund shares	7.97%	5.25%
Class A	7.60%	5.16%	Aug 29, 2008
Class FI	14.15%	7.87%	Aug 29, 2008
Class R	13.85%	7.59%	Aug 29, 2008
Class I	14.47%	8.19%	Aug 29, 2008
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.11%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	8.21%	(0.75%)
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.74%
Target Retirement Fund Composite Index (reflects no deduction for fees, expenses or taxes)	10.84%	6.65%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Legg Mason Target Retirement Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	6.80%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.71%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.56%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	2,153
5 years	rr_ExpenseExampleYear05	3,544
10 years	rr_ExpenseExampleYear10	6,703
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	2,153
5 years	rr_ExpenseExampleNoRedemptionYear05	3,544
10 years	rr_ExpenseExampleNoRedemptionYear10	6,703
1 year	rr_AverageAnnualReturnYear01	7.60%
Since inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	7.19%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.85%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.95%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,948
5 years	rr_ExpenseExampleYear05	3,570
10 years	rr_ExpenseExampleYear10	7,111
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,948
5 years	rr_ExpenseExampleNoRedemptionYear05	3,570
10 years	rr_ExpenseExampleNoRedemptionYear10	7,111
Annual Return 2009	rr_AnnualReturn2009	26.67%
Annual Return 2010	rr_AnnualReturn2010	13.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.05%)
1 year	rr_AverageAnnualReturnYear01	12.28%
Since inception	rr_AverageAnnualReturnSinceInception	7.05%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.36%
Since inception	rr_AverageAnnualReturnSinceInception	5.79%
Legg Mason Target Retirement Fund | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.97%
Since inception	rr_AverageAnnualReturnSinceInception	5.25%
Legg Mason Target Retirement Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	6.88%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.79%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.64%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[3]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,690
5 years	rr_ExpenseExampleYear05	3,177
10 years	rr_ExpenseExampleYear10	6,544
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,690
5 years	rr_ExpenseExampleNoRedemptionYear05	3,177
10 years	rr_ExpenseExampleNoRedemptionYear10	6,544
1 year	rr_AverageAnnualReturnYear01	14.15%
Since inception	rr_AverageAnnualReturnSinceInception	7.87%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	6.87%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.03%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.63%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,756
5 years	rr_ExpenseExampleYear05	3,273
10 years	rr_ExpenseExampleYear10	6,682
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,756
5 years	rr_ExpenseExampleNoRedemptionYear05	3,273
10 years	rr_ExpenseExampleNoRedemptionYear10	6,682
1 year	rr_AverageAnnualReturnYear01	13.85%
Since inception	rr_AverageAnnualReturnSinceInception	7.59%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	6.87%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.53%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.63%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,890
5 years	rr_ExpenseExampleYear05	3,470
10 years	rr_ExpenseExampleYear10	6,956
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,890
5 years	rr_ExpenseExampleNoRedemptionYear05	3,470
10 years	rr_ExpenseExampleNoRedemptionYear10	6,956
Legg Mason Target Retirement Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.88%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.54%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.69%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,618
5 years	rr_ExpenseExampleYear05	3,072
10 years	rr_ExpenseExampleYear10	6,396
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,618
5 years	rr_ExpenseExampleNoRedemptionYear05	3,072
10 years	rr_ExpenseExampleNoRedemptionYear10	6,396
1 year	rr_AverageAnnualReturnYear01	14.47%
Since inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.77%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.43%	[2]
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.68%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,589
5 years	rr_ExpenseExampleYear05	3,028
10 years	rr_ExpenseExampleYear10	6,330
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,589
5 years	rr_ExpenseExampleNoRedemptionYear05	3,028
10 years	rr_ExpenseExampleNoRedemptionYear10	6,330
Legg Mason Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles.

The fund maintains a static Target Allocation. The following table details the Target Allocation of the fund among broad asset classes.

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement Fund	30%	65%	5%

The fund pursues its investment strategy by investing in a diversified portfolio of underlying funds that invest in the specific asset classes listed below:

Asset Class	Target Allocation
Global Fixed Income	15%
U.S. Core Fixed Income	42%
High Yield Fixed Income	8%
Emerging Market Fixed Income	0%
Real Estate	5%
Emerging Market Equity	3%
International Equity	14%
U.S. Equity	13%

The Target Allocation is a "neutral" allocation, which does not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk.  If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") Index, the Barclays Capital U.S. Aggregate Index and a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 42.18% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 13.91% MSCI EAFE Index, 8.30% Russell 1000 Index, 7.39% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index and 3.22% MSCI Emerging Markets Index.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 16.89 Worst quarter (03/31/2009): (8.05) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 3.16
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.11%
Legg Mason Target Retirement Fund | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	(0.75%)
Legg Mason Target Retirement Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.74%
Legg Mason Target Retirement Fund | Target Retirement Fund Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.84%
Since inception	rr_AverageAnnualReturnSinceInception	6.65%

[1]	Generally,
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2011